Schedule of Monte Carlo Simulation Assumption (Details)		6 Months Ended		12 Months Ended
		Jun. 30, 2024 $ / shares		Dec. 31, 2023 USD ($) $ / shares		Jan. 11, 2023 $ / shares
Alto Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value | $	[1]			$ 410,660
Measurement Input, Price Volatility [Member] | Minimum [Member] | Equity Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		64.76	[2]	34.23	[1]
Measurement Input, Price Volatility [Member] | Minimum [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[2]	89.76
Measurement Input, Price Volatility [Member] | Minimum [Member] | Alto Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[1]			77.51
Measurement Input, Price Volatility [Member] | Maximum [Member] | Equity Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		74.98	[2]	59.15	[1]
Measurement Input, Price Volatility [Member] | Maximum [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[2]	99.20
Measurement Input, Price Volatility [Member] | Maximum [Member] | Alto Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[1]			92.33
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Equity Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		5.23	[2]	4.68	[1]
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[2]	4.61
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Alto Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[1]			4.01
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Equity Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		5.48	[2]	5.60	[1]
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[2]	5.48
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Alto Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[1]			5.23
Measurement Input Volume Weighted Average Price [Member] | Equity Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		3.12	[2]	4.72	[1]
Measurement Input Volume Weighted Average Price [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		3.12	[2]			12.64
Measurement Input Volume Weighted Average Price [Member] | Minimum [Member] | Alto Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[1]			4.72
Measurement Input, Exercise Price [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[2]	18.80
Measurement Input, Exercise Price [Member] | Alto Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[1]			18.80
Measurement Input, Default Rate [Member] | Minimum [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[2]	2.5
Measurement Input, Default Rate [Member] | Minimum [Member] | Alto Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[1]			5
Measurement Input, Default Rate [Member] | Maximum [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[2]	30
Measurement Input, Default Rate [Member] | Maximum [Member] | Alto Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[1]			25
Illiquidity Discount [Member] | Equity Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		15	[2]	17	[1]
Illiquidity Discount [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[2]	15
Illiquidity Discount [Member] | Alto Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[1]			17
Measurement Input, Expected Term [Member] | Minimum [Member] | Equity Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Time period (years)		0 years	[2]	0 years	[1]
Measurement Input, Expected Term [Member] | Minimum [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Time period (years)	[2]	1 month 9 days
Measurement Input, Expected Term [Member] | Minimum [Member] | Alto Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Time period (years)	[1]			6 months 10 days
Measurement Input, Expected Term [Member] | Maximum [Member] | Equity Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Time period (years)		8 months 12 days	[2]	1 year 2 months 12 days	[1]
Measurement Input, Expected Term [Member] | Maximum [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Time period (years)	[2]	2 years 6 months 10 days
Measurement Input, Expected Term [Member] | Maximum [Member] | Alto Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Time period (years)	[1]			3 years 10 days
Measurement Input Estimated Fair Value [Member] | Equity Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value issuance | $	[1]			$ 1,442,000
Estimated fair value | $	[1]			3,852
Measurement Input Estimated Fair Value [Member] | Alto Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value issuance | $	[1]			$ 1,189,000

[1]	Based on a Monte Carlo simulation analysis of 50,000 iterations
[2]	Based on a Monte Carlo simulation analysis of 250,000 iterations